JPMorgan SmartRetirement® Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 88.6%
Alternative Assets — 1.4%
JPMorgan Realty Income Fund Class R6 Shares (a)	1,742	27,791

Fixed Income — 59.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	41,208	494,080
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,625	36,540
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,664	36,563
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	2,740	24,552
JPMorgan High Yield Fund Class R6 Shares (a)	10,168	74,331
JPMorgan Income Fund Class R6 Shares (a)	5,217	49,559
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	13,380	146,642
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	28,676	281,885

Total Fixed Income		1,144,152

International Equity — 13.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	781	32,484
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,458	29,941
JPMorgan International Equity Fund Class R6 Shares (a)	5,768	122,634
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	3,252	67,016

Total International Equity		252,075

U.S. Equity — 15.2%
JPMorgan Equity Income Fund Class R6 Shares (a)	4,339	97,413
JPMorgan Large Cap Value Fund Class R6 Shares (a)	1,024	19,723
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	181	13,782
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	249	7,313
JPMorgan Small Cap Value Fund Class R6 Shares (a)	154	5,175
JPMorgan U.S. Equity Fund Class R6 Shares (a)	6,970	152,234

Total U.S. Equity		295,640

TOTAL INVESTMENT COMPANIES (Cost $1,469,251)		1,719,658

EXCHANGE-TRADED FUNDS — 6.4%
Alternative Assets — 0.5%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	109	10,438

Fixed Income — 4.0%
JPMorgan High Yield Research Enhanced ETF (a)	1,473	76,716

U.S. Equity — 1.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	420	36,830

TOTAL EXCHANGE-TRADED FUNDS (Cost $114,150)		123,984

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $6,783)	6,754	6,784

	Shares (000)
SHORT-TERM INVESTMENTS — 4.3%
INVESTMENT COMPANIES — 4.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c) (Cost $82,888)	82,888	82,888

Total Investments — 99.6% (Cost $1,673,072)		1,933,314
Other Assets Less Liabilities — 0.4%		7,557

Net Assets — 100.0%		1,940,871

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	224	12/2021	EUR	10,441	(349)
FTSE 100 Index	56	12/2021	GBP	5,314	1
S&P 500 E-Mini Index	117	12/2021	USD	25,170	(857)
U.S. Treasury 10 Year Note	965	12/2021	USD	127,108	(1,149)

					(2,354)

Short Contracts
MSCI EAFE E-Mini Index	(9)	12/2021	USD	(1,020)	49

					(2,305)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$123,984	$—	$—	$123,984
Investment Companies	1,719,658	—	—	1,719,658
U.S. Treasury Obligations	—	6,784	—	6,784
Short-Term Investments
Investment Companies	82,888	—	—	82,888

Total Investments in Securities	$1,926,530	$6,784	$—	$1,933,314

Appreciation in Other Financial Instruments
Futures Contracts	$50	$—	$—	$50
Depreciation in Other Financial Instruments
Futures Contracts	(2,355)	—	—	(2,355)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(2,305)	$—	$—	$(2,305)

JPMorgan SmartRetirement® Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$10,379	$2,884	$2,987	$438	$(276)	$10,438	109	$52	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	43,853	—	6,031	1,515	(2,507)	36,830	420	86	—
JPMorgan Core Bond Fund Class R6 Shares (a)	536,966	2,835	43,506	586	(2,801)	494,080	41,208	2,835	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	39,796	431	2,957	(48)	(682)	36,540	4,625	431	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	35,531	—	—	—	(3,047)	32,484	781	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	32,872	—	—	—	(2,931)	29,941	1,458	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	39,746	700	2,954	(104)	(825)	36,563	4,664	700	—
JPMorgan Equity Income Fund Class R6 Shares (a)	107,569	470	9,388	1,783	(3,021)	97,413	4,339	470	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	27,305	240	2,994	(103)	104	24,552	2,740	240	—
JPMorgan High Yield Fund Class R6 Shares (a)	79,357	923	5,725	192	(416)	74,331	10,168	923	—
JPMorgan High Yield Research Enhanced ETF (a)	81,234	—	4,138	(3)	(377)	76,716	1,473	824	—
JPMorgan Income Fund Class R6 Shares (a)	56,262	545	6,900	(66)	(282)	49,559	5,217	544	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	161,067	1,103	16,877	992	357	146,642	13,380	1,103	—
JPMorgan International Equity Fund Class R6 Shares (a)	134,782	3,709	15,488	2,970	(3,339)	122,634	5,768	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	70,633	—	3,251	402	(768)	67,016	3,252	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	62,604	76	40,822	(3,032)	897	19,723	1,024	76	—
JPMorgan Realty Income Fund Class R6 Shares (a)	30,380	105	3,067	710	(337)	27,791	1,742	105	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	306,095	1,177	24,811	549	(1,125)	281,885	28,676	1,177	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	13,967	—	—	—	(185)	13,782	181	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	7,764	—	—	—	(451)	7,313	249	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	9,634	10	4,203	1,594	(1,860)	5,175	154	10	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	132,930	18,819	—	—	485	152,234	6,970	273	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	49,551	159,965	126,628	—	—	82,888	82,888	6	—

Total	$2,070,277	$193,992	$322,727	$8,375	$(23,387)	$1,926,530		$9,855	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.